Gold Bullion, Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Gold Bullion, Prepaid Expenses and Other Current Assets
Gold bullion	$ 36.7	$ 28.1
Prepaid expenses	26.1	22.1
Stream ounces inventory	0.5	0.1
Debt issue costs	0.5	0.6
Gold bullion, prepaid expenses and other current assets	$ 63.8	$ 50.9